Investments Accounted for Using the Equity Method - Summary of Financial Information of Significant Equity Accounted Investments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2016
Disclosure of significant investments in associates and joint ventures [line items]
Cash and cash equivalents	$ 15,246	$ 13,426	$ 15,613
Investment	1,742	2,585	2,569
Net finance costs	(1,305)	(911)	(1,064)
Depreciation and amortisation	6,824	6,112	5,829
Interest income	73	351	446
Interest expense	1,378	1,262	1,510
Income tax (expense)/benefit	(11,150)	(4,774)	(5,529)
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cash and cash equivalents	134	15
Current financial liabilities (excluding trade and other payables and provisions)	6,567	6,023
Investment				$ 0
Share of loss				(655)
Impairment				$ (525)
Additional share of loss	(4,442)
Loss from funding provided to Samarco	(3,945)
Net finance costs	(497)
Depreciation and amortisation	154	84	85
Interest income	1	16	22
Interest expense	492	588	342
Income tax (expense)/benefit	(303)	(256)	$ 52
Samarco Mineracao S.A. [member] | Working Capital Funding [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Additional cumulative impairment losses	(516)
Individually immaterial, associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Unrecognised share of profits (losses)	40	12
Cumulative losses	233	193
Investment	$ 380	$ 356